Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2024
Investments accounted for using the equity method
Schedule of investment in associate and percentage of equity interest held in associate

	For the year ended
	December 31,
	2022	2023
	RMB’000	RMB’000
At beginning of year	184,907	199,200
Share of gains of an associate	25,291	7,157
Impairment charges on an associate	(10,998)	(7,157)
Disposal	—	(199,200)
At end of the year	199,200	—

Schedule of Investment in joint venture and percentage of equity interest held in joint venture

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000

At beginning of year	439	—	—
Additions	—	2,550	—
Share of losses of a joint venture	(439)	(2,550)	—
At end of the year	—	—	—